Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations Rollforward
The following summarizes changes in the Company’s AROs:

millions	2018	2017
Carrying amount at January 1	$2,794	$2,931
Liabilities acquired	—	4
Liabilities incurred	153	191
Property dispositions	(99)	(154)
Liabilities settled	(274)	(135)
Accretion expense	130	144
Revisions in estimated liabilities	395	(187)
Carrying amount at December 31	$3,099	$2,794